Share-Based Compensation & Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Option Activity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning	1,721,761
Weighted average exercise price - beginning	$ 1.97
Weighted average contractural term	2 years 7 months 2 days	4 years 8 months 15 days
Number of shares, granted
Weighted average exercise price, granted
Number of shares, exercised
Weighted average exercise price, exercised
Number of shares, forfeited	(300,000)
Weighted average exercise price, forfeited	$ 0.53
Shares outstanding - ending	1,421,761	1,721,761
Weighted average exercise price - ending	$ 1.86	$ 1.97
Shares exercisable	1,421,761	1,721,761
Weighted average exercise price - exercisable	$ 1.86	$ 1.97
Weighted average contractural term		4 years 8 months 15 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average contractural term	5 years 4 months 24 days